Operating Segment Information	12 Months Ended
Dec. 31, 2024
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

For management purposes, the Group has only one reportable operating segment, which is discovering, developing and commercializing therapies to address global medical needs primarily in hematological malignancies. Management monitors the operating results of the Group’s operating segment as a whole for the purpose of making decisions about resource allocation and performance assessment. Therefore, no analysis by operating segment is presented.

Geographical information

(a)	Revenue from external customers

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Mainland China	209,707	221,984	302,235	41,406
Switzerland	-	-	678,415	92,942
United States	4	-	-	-

Total revenue	209,711	221,984	980,650	134,348

The revenue information above is based on the locations of the customers.

(b)	Non-current assets

	As at December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Mainland China	1,133,439	1,088,733	1,090,914	149,455
United States	3,393	2,665	4,474	613
Others	38	24	444	61

Total non-current assets	1,136,870	1,091,422	1,095,832	150,129

The non-current assets information above is based on the locations of the assets and excludes financial instruments and deferred tax assets.

Information about major customers

Revenue from customers amounting to over 10% of the total revenue of the Group in the reporting period is as follows:

	For the years ended December 31
	2022		2023		2024		2024
	RMB		RMB		RMB		US$

Customer A	N/A	*	N/A	*	678,415		92,942
Customer B	155,506		107,323		229,895		31,495
Customer C	N/A	*	35,021		N/A	*	N/A	*
Customer D	N/A	*	30,623		N/A	*	N/A	*

	155,506		172,967		908,310		124,437

*	These customers generated less than 10% of the total revenue of the Group during the years ended December 31, 2022, 2023 and 2024.